Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 9,871	$ 8,243	$ 5,715
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation	454	379	416
Write-down of obsolete inventory	873	768	780
Liability for employees' severance benefits, net	23	(42)	58
Discount of marketable securities	579	462	467
Share-based compensation expense	544	437	231
Deferred taxes	22	86	156
Capital (gain) loss		(6)	2
Changes in assets and liabilities:
Accounts receivable - trade	(3,741)	(1,780)	(1,573)
Accounts receivable - other	(537)	(717)	(184)
Accounts receivable - Related parties	(37)	(71)	(17)
Inventories	(4,495)	(3,801)	(4,243)
Trade accounts payable	3,828	250	1,467
Other accounts payable and accrued expenses	1,436	508	51
Accounts payable - Related parties	69	(25)	25
Net cash provided by operating activities	8,889	4,691	3,351
Cash flows from investing activities
Proceeds from (investments in) short term bank deposits, net	2,483	4,199	(1,956)
Purchases of property, plant and equipment	(798)	(486)	(466)
Proceeds from maturity of marketable securities	8,955	9,531	11,303
Purchases of marketable securities	(17,992)	(13,071)	(12,972)
Net cash provided by (used in) investing activities	(7,352)	173	(4,091)
Cash flows from financing activities
Exercise of options	277	164	259
Net cash provided by financing activities	277	164	259
Effect of exchange rate changes on cash balances held	9	(202)	(115)
Increase (decrease) in cash and cash equivalents	1,823	4,826	(596)
Cash and cash equivalents at beginning of year	11,483	6,657	7,253
Cash and cash equivalents at end of year	13,306	11,483	6,657
Supplementary cash flow information Non-cash transactions:
Investments in fixed assets	9	80
Supplementary cash flow information Cash paid during the year for:
Income taxes	$ 635	$ 623	$ 1,148